Tax Matters - Expected Realization of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 4,884	€ 5,616	€ 6,416
Deferred tax liabilities	3,067	2,602	2,620
Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,884
Unused tax deductions | Less than 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	749
Unused tax deductions | More than 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,135
Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,011	€ 2,639	€ 2,741
Deferred tax liabilities	3,067
Tax credits for loss carryforwards | Less than 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	296
Tax credits for loss carryforwards | More than 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	€ 2,771